Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 1.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	15,056	$15,121,870

Total Bermuda			$15,121,870

India — 0.4%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$4,730,900

Total India			$4,730,900

Total Convertible Bonds (identified cost $18,686,413)			$19,852,770

Foreign Corporate Bonds — 21.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.8%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	1,050	$1,034,540
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(1)	USD	5,591	5,348,267
Telecom Argentina S.A., 8.50%, 8/6/25(1)	USD	3,876	3,756,154
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(1)	USD	3,977	3,715,234
YPF S.A.:
4.00% to 1/1/23, 2/12/26(2)(4)	USD	6,908	5,957,814
9.00% to 1/1/23, 2/12/26(1)(4)	USD	2,918	2,516,890

Total Argentina			$22,328,899

Armenia — 0.9%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	10,926	$10,884,416

Total Armenia			$10,884,416

Belarus — 0.5%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	5,886	$6,153,813

Total Belarus			$6,153,813

Brazil — 3.9%
Braskem America Finance Co., 7.125%, 7/22/41(1)	USD	2,146	$2,604,740
Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	8,177	8,714,024
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	2,384	2,339,890
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,326	5,192,850

Security	Principal Amount (000’s omitted)		Value
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	747	$772,011
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(1)	USD	4,241	4,220,295
6.72%, 12/1/22(2)	USD	299	297,271
Oi Movel S.A., 8.75%, 7/30/26(1)	USD	9,352	9,730,756
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	7,520	7,914,800
Vale S.A., 2.762%(5)(6)	BRL	55,335	5,213,804

Total Brazil			$47,000,441

Bulgaria — 0.4%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	4,634	$5,232,260

Total Bulgaria			$5,232,260

China — 0.5%
Times China Holdings, Ltd., 5.55%, 6/4/24(1)	USD	7,440	$6,074,147

Total China			$6,074,147

Colombia — 0.1%
Gran Tierra Energy International Holdings, Ltd.:
6.25%, 2/15/25(2)	USD	632	$585,756
6.25%, 2/15/25(1)	USD	1,243	1,152,050

Total Colombia			$1,737,806

El Salvador — 0.4%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	4,674	$4,340,791

Total El Salvador			$4,340,791

Georgia — 0.6%
Georgia Capital JSC:
6.125%, 3/9/24(2)	USD	324	$334,206
6.125%, 3/9/24(1)	USD	3,782	3,901,133
Silknet JSC, 11.00%, 4/2/24(1)	USD	508	546,903
TBC Bank JSC, 8.894% to 11/6/26(1)(5)(7)	USD	2,009	2,009,000

Total Georgia			$6,791,242

Honduras — 0.5%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	6,190	$6,421,586

Total Honduras			$6,421,586

India — 0.3%
JSW Steel, Ltd., 5.05%, 4/5/32(1)	USD	3,060	$3,113,786
Network i2i, Ltd., 3.975% to 3/3/26(1)(5)(7)	USD	895	904,026

Total India			$4,017,812

Indonesia — 0.7%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(8)	USD	962	$823,972
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	9,159	7,246,693

Total Indonesia			$8,070,665

Security	Principal Amount (000’s omitted)		Value
Mexico — 2.5%
Alpha Capital, S.A.S. (Debtor-In-Possession Note), 10.00%, 2/5/22(2)(8)	USD	506	$479,891
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(9)	USD	9,319	1,324,416
10.00%, 12/19/22(1)(9)	USD	5,835	829,270
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	11,342	12,050,875
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	7,809	7,333,588
Petroleos Mexicanos:
6.75%, 9/21/47	USD	8,735	7,744,102
7.19%, 9/12/24(2)	MXN	1,420	65,949
7.65%, 11/24/21	MXN	420	20,456

Total Mexico			$29,848,547

Moldova — 0.5%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$5,799,328

Total Moldova			$5,799,328

Nigeria — 0.4%
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	4,756	$4,905,814

Total Nigeria			$4,905,814

Paraguay — 0.7%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(2)	USD	7,960	$8,125,210

Total Paraguay			$8,125,210

Peru — 1.0%
PetroTal Corp., 12.00%, 2/16/24(1)(2)	USD	5,650	$5,989,000
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,838,287

Total Peru			$12,827,287

Russia — 0.9%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)	USD	3,242	$3,398,611
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(5)(7)	USD	7,036	7,016,299

Total Russia			$10,414,910

Saint Lucia — 0.4%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	4,548	$4,724,235

Total Saint Lucia			$4,724,235

Singapore — 0.4%
TBLA International Pte Ltd., 7.00%, 1/24/23(1)	USD	5,094	$4,960,588

Total Singapore			$4,960,588

South Africa — 1.1%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)(8)	USD	13,017	$13,456,306

Total South Africa			$13,456,306

Security	Principal Amount (000’s omitted)		Value
Turkey — 1.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,605	$8,621,633
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	7,074,532

Total Turkey			$15,696,165

Ukraine — 0.5%
Metinvest BV:
5.625%, 6/17/25(1)	EUR	3,038	$3,727,539
8.50%, 4/23/26(1)	USD	2,094	2,362,587

Total Ukraine			$6,090,126

United Arab Emirates — 0.3%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	4,172	$4,324,341

Total United Arab Emirates			$4,324,341

Uzbekistan — 0.7%
Ipoteka-Bank ATIB, 16.00%, 4/16/24(1)	UZS	77,890,000	$7,331,980
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	10,000,000	936,968

Total Uzbekistan			$8,268,948

Total Foreign Corporate Bonds (identified cost $259,636,896)			$258,495,683

Loan Participation Notes — 1.5%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(10)	UZS	93,585,000	$8,858,197
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(10)	UZS	99,513,000	9,384,934

Total Uzbekistan			$18,243,131

Total Loan Participation Notes (identified cost $19,119,733)			$18,243,131

Senior Floating-Rate Loans — 0.4%(11)

Borrower/Description	Principal Amount (000’s omitted)		Value
Dominican Republic — 0.4%
Ingenieria Estrella, S.A. and Dominicana Cooperatief U.A., Term Loan, 5.172%, (6 mo. USD LIBOR + 5.00%), 11/29/24	USD	4,427	$4,320,151

Total Dominican Republic			$4,320,151

Total Senior Floating-Rate Loans (identified cost $4,271,829)			$4,320,151

Sovereign Government Bonds — 39.2%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
Republic of Argentina, 2.50% to 7/9/22, 7/9/41(4)	USD	18,511	$6,407,519

Total Argentina			$6,407,519

Bahrain — 1.5%
Kingdom of Bahrain:
5.45%, 9/16/32(1)	USD	598	$586,548
6.00%, 9/19/44(1)	USD	3,084	2,864,219
6.25%, 1/25/51(1)	USD	11,312	10,575,713
7.50%, 9/20/47(1)	USD	4,424	4,591,440

Total Bahrain			$18,617,920

Barbados — 0.5%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,173	$2,188,995
6.50%, 10/1/29(1)	USD	3,443	3,469,125

Total Barbados			$5,658,120

Belarus — 0.2%
Republic of Belarus:
5.875%, 2/24/26(1)	USD	1,410	$1,302,741
6.875%, 2/28/23(1)	USD	1,000	1,012,660

Total Belarus			$2,315,401

Benin — 1.3%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	13,780	$16,029,446

Total Benin			$16,029,446

Bosnia and Herzegovina — 0.0%(12)
Republic of Srpska:
1.50%, 10/30/23	BAM	146	$86,428
1.50%, 6/9/25	BAM	39	23,027
1.50%, 9/25/26	BAM	211	124,708

Total Bosnia and Herzegovina			$234,163

Croatia — 1.0%
Croatia Government International Bond:
1.50%, 6/17/31(1)	EUR	805	$968,683
1.75%, 3/4/41(1)	EUR	9,434	11,111,766

Total Croatia			$12,080,449

Ecuador — 1.0%
Republic of Ecuador:
0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,640	$824,271
0.50% to 7/31/22, 7/31/40(1)(4)	USD	800	402,061
0.50% to 7/31/22, 7/31/40(1)(4)	USD	182	91,587
0.50% to 7/31/22, 7/31/40(1)(4)	USD	2,265	1,137,952
0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,538	772,998
0.50% to 7/31/22, 7/31/40(1)(4)	USD	410	206,072
0.50% to 7/31/22, 7/31/40(1)(4)	USD	3,451	1,734,209

Security	Principal Amount (000’s omitted)		Value
1.00% to 7/31/22, 7/31/35(1)(4)	USD	10,850	$7,201,796

Total Ecuador			$12,370,946

Egypt — 6.6%
Arab Republic of Egypt:
5.875%, 2/16/31(1)	USD	10,721	$9,710,567
7.50%, 2/16/61(1)	USD	11,011	9,368,049
Egypt Government Bond:
14.06%, 1/12/26	EGP	195,789	12,416,510
14.483%, 4/6/26	EGP	172,731	11,115,606
14.556%, 10/13/27	EGP	411,495	26,538,877
14.563%, 7/6/26	EGP	37,431	2,392,043
14.575%, 10/12/28	EGP	124,964	7,957,982

Total Egypt			$79,499,634

Georgia — 0.0%(12)
Georgia Treasury Bond, 8.25%, 11/6/22	GEL	1,305	$411,100

Total Georgia			$411,100

Indonesia — 8.0%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	981,366,000	$71,000,540
7.50%, 4/15/40	IDR	341,090,000	25,327,452
8.375%, 4/15/39	IDR	8,234,000	656,308

Total Indonesia			$96,984,300

Ivory Coast — 1.9%
Ivory Coast Government International Bond:
4.875%, 1/30/32(1)	EUR	7,072	$8,017,400
5.25%, 3/22/30(1)	EUR	1,511	1,801,166
6.625%, 3/22/48(1)	EUR	7,948	9,187,473
6.875%, 10/17/40(1)	EUR	2,759	3,356,465

Total Ivory Coast			$22,362,504

Kenya — 0.2%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,738	$1,878,231

Total Kenya			$1,878,231

Lebanon — 0.3%
Lebanese Republic:
6.25%, 11/4/24(1)(9)	USD	894	$139,218
6.25%, 6/12/25(1)(9)	USD	143	22,061
6.40%, 5/26/23(9)	USD	880	136,563
6.65%, 4/22/24(1)(9)	USD	4,796	746,857
6.65%, 11/3/28(1)(9)	USD	8,115	1,245,166
6.75%, 11/29/27(1)(9)	USD	29	4,450
6.85%, 5/25/29(9)	USD	3,159	477,420
7.00%, 12/3/24(9)	USD	369	57,453
7.00%, 3/20/28(1)(9)	USD	1,314	203,670
7.05%, 11/2/35(1)(9)	USD	564	86,715
7.15%, 11/20/31(1)(9)	USD	226	34,790
8.20%, 5/17/33(9)	USD	77	11,856
8.25%, 5/17/34(9)	USD	65	10,075

Total Lebanon			$3,176,294

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.2%
Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,421,220

Total Mexico			$2,421,220

Pakistan — 0.1%
Islamic Republic of Pakistan, 8.875%, 4/8/51(1)	USD	1,039	$1,047,886

Total Pakistan			$1,047,886

Romania — 2.6%
Romania Government International Bond:
2.625%, 12/2/40(1)	EUR	390	$413,479
2.75%, 4/14/41(1)	EUR	557	593,769
3.375%, 1/28/50(1)	EUR	1,969	2,220,682
3.624%, 5/26/30(1)	EUR	1,190	1,519,591
4.625%, 4/3/49(1)	EUR	20,094	26,925,619

Total Romania			$31,673,140

Serbia — 2.3%
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,743,130	$28,056,030

Total Serbia			$28,056,030

Seychelles — 0.0%(12)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	160	$160,772

Total Seychelles			$160,772

Suriname — 2.6%
Republic of Suriname:
9.25%, 10/26/26(1)(9)	USD	42,747	$30,991,575
12.875%, 12/30/23(1)(9)	USD	1,575	1,070,213

Total Suriname			$32,061,788

Turkey — 0.1%
Republic of Turkey, 5.125%, 3/25/22	USD	810	$819,347

Total Turkey			$819,347

Ukraine — 7.2%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(1)(13)	USD	11,023	$11,643,374
9.79%, 5/26/27	UAH	620,253	20,800,604
9.99%, 5/22/24	UAH	477,785	17,046,668
10.00%, 8/23/23	UAH	16,171	593,285
12.52%, 5/13/26	UAH	128,057	4,804,547
15.84%, 2/26/25	UAH	789,791	32,561,107

Total Ukraine			$87,449,585

Uruguay — 0.3%
Uruguay Government International Bond, 8.25%, 5/21/31	UYU	181,405	$4,088,231

Total Uruguay			$4,088,231

Uzbekistan — 0.0%(12)
Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	2,500,000	$239,759

Total Uzbekistan			$239,759

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.8%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	112,260	$4,744,400
11.00%, 9/20/26	ZMW	22,630	909,398
12.00%, 3/22/28	ZMW	36,180	1,366,785
12.00%, 5/31/28	ZMW	11,640	433,963
13.00%, 6/28/31	ZMW	27,870	947,554
15.00%, 2/16/27	ZMW	20,870	955,207

Total Zambia			$9,357,307

Total Sovereign Government Bonds (identified cost $480,549,800)			$475,401,092

Sovereign Loans — 3.8%
Borrower	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(14)	EUR	1,050	$1,225,389

Total Ivory Coast			$1,225,389

Kenya — 0.2%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(14)	USD	2,260	$2,288,506

Total Kenya			$2,288,506

Macedonia — 0.0%(12)
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(14)(15)	EUR	300	$347,408

Total Macedonia			$347,408

Nigeria — 0.8%
Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(14)(15)	USD	9,990	$9,960,979

Total Nigeria			$9,960,979

Tanzania — 2.7%
Government of the United Republic of Tanzania:
Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(14)	USD	207	$209,344
Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(14)	USD	800	810,609
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(14)	USD	31,265	30,916,927

Total Tanzania			$31,936,880

Total Sovereign Loans (identified cost $46,099,844)			$45,759,162

Short-Term Investments — 26.8%

Sovereign Government Securities — 6.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 3.4%
Egypt Treasury Bill:
0.00%, 11/30/21	EGP	30,025	$1,900,099
0.00%, 11/30/21	EGP	221,525	14,018,967
0.00%, 12/7/21	EGP	37,725	2,383,420
0.00%, 12/14/21	EGP	167,750	10,547,503
0.00%, 12/14/21	EGP	21,800	1,370,704
0.00%, 12/28/21	EGP	30,450	1,910,126
0.00%, 1/11/22	EGP	60,325	3,757,027
0.00%, 2/15/22	EGP	78,550	4,843,284

Total Egypt			$40,731,130

Uganda — 2.0%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	8,888,700	$2,441,464
0.00%, 3/10/22	UGX	8,000,500	2,187,999
0.00%, 3/24/22	UGX	13,215,100	3,597,531
0.00%, 4/7/22	UGX	10,999,300	2,987,751
0.00%, 4/21/22	UGX	2,830,000	766,516
0.00%, 5/5/22	UGX	5,173,400	1,396,210
0.00%, 5/19/22	UGX	2,214,300	593,513
0.00%, 6/3/22	UGX	9,498,200	2,543,438
0.00%, 6/16/22	UGX	9,466,600	2,525,709
0.00%, 6/23/22	UGX	2,225,300	592,353
0.00%, 7/7/22	UGX	13,454,200	3,567,048
0.00%, 7/21/22	UGX	4,664,600	1,228,408

Total Uganda			$24,427,940

Uruguay — 1.5%
Banco Central Del Uruguay, 0.00%, 4/1/22	UYU	48,574	$1,068,419
Uruguay Monetary Regulation Bill:
0.00%, 12/3/21	UYU	232,290	5,228,293
0.00%, 1/7/22	UYU	75,500	1,688,039
0.00%, 1/19/22	UYU	66,309	1,478,832
0.00%, 2/11/22	UYU	106,050	2,353,881
0.00%, 2/25/22	UYU	41,032	908,792
0.00%, 3/4/22	UYU	209,173	4,623,862
0.00%, 4/22/22	UYU	65,000	1,422,808

Total Uruguay			$18,772,926

Total Sovereign Government Securities (identified cost $84,017,879)			$83,931,996

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill:
0.035%, 12/9/21(16)	$215	$214,986
0.061%, 11/4/21(16)	50,235	50,234,874

Total U.S. Treasury Obligations (identified cost $50,449,741)		$50,449,860

Affiliated Fund — 15.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(17)	191,231,366	$191,231,366

Total Affiliated Fund (identified cost $191,231,366)		$191,231,366

Total Short-Term Investments (identified cost $325,698,986)		$325,613,222

Total Purchased Swaptions — 0.0%(12) (identified cost $457,797)		$10,175

Total Investments — 94.6% (identified cost $1,154,521,298)		$1,147,695,386

Other Assets, Less Liabilities — 5.4%		$65,851,632

Net Assets — 100.0%		$1,213,547,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $425,191,377 or 35.0% of the Fund’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $30,251,482 or 2.5% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2021.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Issuer is in default with respect to interest payments.

(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)	Amount is less than 0.05%.

(13)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(14)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(15)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

Purchased Interest Rate Swaptions — 0.0%(12)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	24,860,000	12/15/21	$11
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	30,530,000	1/7/22	66
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	15,260,000	1/10/22	39
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	60,100,000	1/12/22	171
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	16,786,000	1/17/22	71
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	27,108,000	1/27/22	178
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	61,060,000	2/10/22	1,030
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	16,160,000	2/16/22	945
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	16,160,000	2/21/22	2,550
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	16,160,000	2/23/22	3,154
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,390,000	2/23/22	1,960

Total					$10,175

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	364,188,800,000	USD	25,465,611	11/2/21	$240,321
IDR	164,304,900,000	USD	11,488,889	11/2/21	108,422
IDR	566,188,599,610	USD	39,914,600	11/2/21	49,303
IDR	52,902,120,451	USD	3,695,418	11/2/21	38,630
IDR	31,216,200,000	USD	2,181,151	11/2/21	22,216
IDR	23,866,887,850	USD	1,667,194	11/2/21	17,428
IDR	768,443,687,460	USD	54,226,497	11/2/21	13,396
IDR	14,083,300,000	USD	984,034	11/2/21	10,023
IDR	112,666,080,344	USD	7,942,621	11/2/21	9,811
IDR	448,307,120,451	USD	31,635,532	11/2/21	7,815
IDR	112,666,080,344	USD	7,950,468	11/2/21	1,964
USD	993,811	IDR	14,083,300,000	11/2/21	(246)
USD	1,684,206	IDR	23,866,887,850	11/2/21	(416)
USD	2,202,823	IDR	31,216,200,000	11/2/21	(544)
USD	3,733,125	IDR	52,902,120,451	11/2/21	(922)
USD	7,950,468	IDR	112,666,000,000	11/2/21	(1,964)
USD	11,594,446	IDR	164,305,000,000	11/2/21	(2,864)
USD	25,699,584	IDR	364,189,000,000	11/2/21	(6,349)
USD	39,954,033	IDR	566,189,000,000	11/2/21	(9,870)
USD	31,604,309	IDR	448,307,120,451	11/2/21	(39,038)
USD	7,878,086	IDR	112,666,080,344	11/2/21	(74,346)
USD	53,977,009	IDR	768,443,687,460	11/2/21	(262,884)
RUB	214,932,112	USD	2,897,218	11/8/21	130,434
RUB	193,786,230	USD	2,616,152	11/8/21	113,627
RUB	193,786,229	USD	2,616,889	11/8/21	112,890
RUB	1,065,922	USD	14,368	11/8/21	647
RUB	961,052	USD	12,974	11/8/21	564
RUB	961,052	USD	12,978	11/8/21	560
RUB	412,220,000	USD	5,555,638	11/9/21	249,861
RUB	206,110,000	USD	2,779,617	11/9/21	123,133
RUB	154,579,246	USD	2,082,058	11/9/21	94,959
RUB	145,937,914	USD	1,965,727	11/9/21	89,589
RUB	2,040,000	USD	27,494	11/9/21	1,236
RUB	1,020,000	USD	13,756	11/9/21	609
RUB	769,960	USD	10,371	11/9/21	473
RUB	726,917	USD	9,791	11/9/21	446
USD	1,101,445	RUB	77,700,000	11/9/21	7,157
MXN	53,065,856	USD	2,613,374	11/29/21	(46,283)
USD	1,442,499	MXN	29,290,667	11/29/21	25,546
USD	212,523	MXN	4,315,391	11/29/21	3,764
RUB	74,881,544	USD	1,014,504	12/8/21	33,523
RUB	66,531,802	USD	901,784	12/8/21	29,382
RUB	53,225,442	USD	719,775	12/8/21	25,157
USD	230,643	PEN	948,381	12/9/21	(6,702)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	6,997,674	PEN	28,773,735	12/9/21	$(203,344)
COP	8,900,000,000	USD	2,346,106	12/13/21	10,683
USD	4,529,271	COP	17,000,000,000	12/13/21	27,538
USD	1,498,876	COP	5,762,000,000	12/13/21	(26,947)
EUR	2,742,485	USD	3,173,699	12/15/21	(102)
EUR	3,369,623	USD	3,899,446	12/15/21	(125)
EUR	4,238,337	USD	4,904,752	12/15/21	(157)
EUR	24,143,527	USD	27,939,734	12/15/21	(894)
EUR	2,359,103	USD	2,792,552	12/15/21	(62,603)
EUR	15,921,147	USD	18,846,418	12/15/21	(422,499)
EUR	21,069,930	USD	24,941,212	12/15/21	(559,132)
RUB	1,325,917,489	USD	17,957,845	12/15/21	571,770
RUB	930,000,000	USD	12,560,032	12/15/21	436,661
RUB	354,883,848	USD	4,788,965	12/15/21	170,515
RUB	386,449,701	USD	5,242,704	12/15/21	157,906
RUB	276,300,000	USD	3,724,417	12/15/21	136,858
RUB	276,257,364	USD	3,728,175	12/15/21	132,505
RUB	294,800,000	USD	3,987,410	12/15/21	132,402
RUB	276,300,000	USD	3,734,258	12/15/21	127,017
RUB	276,232,810	USD	3,742,632	12/15/21	117,705
RUB	239,400,000	USD	3,241,017	12/15/21	104,583
USD	101,965,247	EUR	86,138,580	12/15/21	2,285,855
USD	59,757,103	EUR	50,481,827	12/15/21	1,339,634
USD	37,974,157	EUR	32,079,950	12/15/21	851,304
USD	21,291,084	EUR	17,986,361	12/15/21	477,303
USD	10,600,032	EUR	8,954,735	12/15/21	237,631
USD	10,193,181	EUR	8,611,034	12/15/21	228,511
USD	6,662,043	EUR	5,627,985	12/15/21	149,350
USD	5,368,323	EUR	4,535,072	12/15/21	120,347
USD	1,193,281	EUR	1,008,064	12/15/21	26,751
USD	788,038	EUR	665,722	12/15/21	17,666
USD	610,973	EUR	516,140	12/15/21	13,697
USD	431,353	EUR	364,400	12/15/21	9,670
USD	19,810,814	RUB	1,407,800,000	12/15/21	136,896
USD	8,901,447	RUB	645,800,000	12/15/21	(123,568)
USD	16,664,253	RUB	1,208,200,000	12/15/21	(220,267)
RUB	83,300,000	USD	1,125,803	12/16/21	38,061
RUB	77,333,515	USD	1,043,019	12/16/21	37,482
RUB	77,300,000	USD	1,046,919	12/16/21	33,113
RUB	572,743	USD	7,725	12/16/21	278
RUB	600,000	USD	8,109	12/16/21	274
RUB	600,000	USD	8,126	12/16/21	257
RUB	230,500,000	USD	3,126,140	12/17/21	93,712
RUB	217,908,042	USD	2,955,583	12/17/21	88,372
RUB	1,104,188	USD	14,977	12/17/21	448
RUB	1,100,000	USD	14,919	12/17/21	447
USD	559,020	RUB	41,308,343	12/23/21	(17,280)
PEN	368,381	USD	88,788	1/12/22	3,263
PEN	200,000	USD	48,106	1/12/22	1,870
PEN	200,000	USD	48,206	1/12/22	1,770
RUB	138,774,455	USD	1,881,198	1/14/22	45,921

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
RUB	1,033,951	USD	13,990	1/14/22	$368
IDR	448,307,120,451	USD	31,376,478	1/18/22	(118,138)
USD	39,626,862	IDR	566,188,599,610	1/18/22	149,202
USD	7,885,364	IDR	112,666,080,344	1/18/22	29,690
USD	973,344	IDR	13,850,000,000	1/18/22	7,649
USD	1,232,976	IDR	17,590,870,000	1/18/22	6,448
USD	1,729,011	IDR	24,709,130,000	1/18/22	6,160

					$7,920,945

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,107,183	UAH	29,750,000	Goldman Sachs International	11/1/21	$—	$(24,230)
MYR	18,064,420	USD	4,312,861	Barclays Bank PLC	11/3/21	48,418	—
USD	4,357,808	MYR	18,064,420	Barclays Bank PLC	11/3/21	—	(3,472)
EUR	1,262,726	USD	1,456,273	Bank of America, N.A.	11/5/21	3,523	—
EUR	849,702	USD	985,403	Citibank, N.A.	11/5/21	—	(3,090)
EUR	4,147,395	USD	4,784,137	Standard Chartered Bank	11/5/21	10,530	—
EUR	3,417,555	USD	3,943,035	Standard Chartered Bank	11/5/21	7,888	—
EUR	634,661	USD	732,246	Standard Chartered Bank	11/5/21	1,465	—
EUR	97,880	USD	113,212	Standard Chartered Bank	11/5/21	—	(56)
EUR	1,339,975	USD	1,549,634	Standard Chartered Bank	11/5/21	—	(533)
EUR	10,709,072	USD	12,381,028	Standard Chartered Bank	11/5/21	—	(622)
EUR	270,551	USD	314,889	Standard Chartered Bank	11/5/21	—	(2,113)
EUR	513,455	USD	597,419	Standard Chartered Bank	11/5/21	—	(3,831)
EUR	541,002	USD	630,586	Standard Chartered Bank	11/5/21	—	(5,152)
EUR	1,530,261	USD	1,774,744	Standard Chartered Bank	11/5/21	—	(5,660)
EUR	1,746,813	USD	2,025,609	Standard Chartered Bank	11/5/21	—	(6,176)
EUR	3,490,282	USD	4,045,582	Standard Chartered Bank	11/5/21	—	(10,582)
EUR	1,050,755	USD	1,227,892	Standard Chartered Bank	11/5/21	—	(13,148)
USD	3,072,016	EUR	2,660,632	Goldman Sachs International	11/5/21	—	(3,853)
USD	970,801	EUR	840,737	Standard Chartered Bank	11/5/21	—	(1,148)
EGP	89,980,000	USD	5,489,933	Goldman Sachs International	11/8/21	228,922	—
MYR	7,584,580	USD	1,787,762	Barclays Bank PLC	11/8/21	41,170	—
MYR	6,500,000	USD	1,529,412	Goldman Sachs International	11/8/21	37,986	—
MYR	7,000,000	USD	1,683,907	Goldman Sachs International	11/8/21	4,061	—
USD	2,595,669	UAH	69,220,000	BNP Paribas	11/8/21	—	(31,681)
CNH	65,146,185	USD	10,100,896	UBS AG	11/10/21	60,337	—
USD	13,348	CNH	86,851	Bank of America, N.A.	11/10/21	—	(199)
USD	9,981,928	CNH	64,950,000	Bank of America, N.A.	11/10/21	—	(148,705)
EUR	1,179,238	USD	1,364,218	Bank of America, N.A.	11/12/21	—	(754)
HUF	698,811,475	EUR	1,978,153	Citibank, N.A.	11/12/21	—	(42,948)
HUF	1,208,031,903	EUR	3,418,217	Citibank, N.A.	11/12/21	—	(72,619)
HUF	838,573,770	EUR	2,373,565	Goldman Sachs International	11/12/21	—	(51,286)
HUF	1,118,098,361	EUR	3,163,788	Goldman Sachs International	11/12/21	—	(67,265)
HUF	1,118,098	EUR	3,153	Standard Chartered Bank	11/12/21	—	(55)
HUF	978,336,065	EUR	2,759,836	Standard Chartered Bank	11/12/21	—	(49,054)
HUF	1,187,979,508	EUR	3,350,165	Standard Chartered Bank	11/12/21	—	(58,334)
HUF	1,146,050,820	EUR	3,234,599	Standard Chartered Bank	11/12/21	—	(59,369)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	987,237	UAH	26,300,000	BNP Paribas	11/12/21	$—	$(9,457)
USD	1,417,027	UAH	37,700,000	Citibank, N.A.	11/12/21	—	(11,694)
ZAR	36,700,000	USD	2,484,488	Standard Chartered Bank	11/15/21	—	(85,498)
CZK	72,830,000	EUR	2,861,701	Standard Chartered Bank	11/18/21	—	(31,488)
CZK	152,390,000	EUR	5,988,572	Standard Chartered Bank	11/18/21	—	(66,728)
CZK	152,390,000	EUR	5,988,643	Standard Chartered Bank	11/18/21	—	(66,810)
CZK	152,390,000	EUR	5,988,702	Standard Chartered Bank	11/18/21	—	(66,878)
MXN	11,434,912	USD	563,293	Citibank, N.A.	11/22/21	—	(9,513)
EUR	10,411,974	HUF	3,654,000,000	Standard Chartered Bank	11/24/21	313,884	—
HUF	700,879,109	EUR	1,988,420	Citibank, N.A.	11/24/21	—	(50,126)
HUF	700,879,109	EUR	1,989,740	Citibank, N.A.	11/24/21	—	(51,653)
HUF	816,373,372	EUR	2,318,374	Citibank, N.A.	11/24/21	—	(61,039)
HUF	700,879,109	EUR	1,989,199	Goldman Sachs International	11/24/21	—	(51,027)
HUF	817,692,294	EUR	2,317,515	Goldman Sachs International	11/24/21	—	(55,812)
HUF	269,900,000	EUR	736,303	Citibank, N.A.	11/29/21	14,405	—
HUF	284,900,000	EUR	779,652	Citibank, N.A.	11/29/21	12,396	—
HUF	2,099,050,000	EUR	5,745,135	Standard Chartered Bank	11/29/21	90,275	—
HUF	575,312,514	EUR	1,576,181	Standard Chartered Bank	11/29/21	22,960	—
MYR	58,950,000	USD	13,934,523	Goldman Sachs International	11/29/21	263,751	—
MYR	2,313,126	USD	546,774	Goldman Sachs International	11/29/21	10,349	—
HUF	698,324,627	EUR	1,990,500	Citibank, N.A.	11/30/21	—	(61,701)
HUF	698,324,627	EUR	1,991,290	Goldman Sachs International	11/30/21	—	(62,616)
HUF	625,470,746	EUR	1,783,697	Standard Chartered Bank	11/30/21	—	(56,258)
EGP	14,350,000	USD	872,606	Citibank, N.A.	12/1/21	34,152	—
EGP	14,320,000	USD	869,671	Goldman Sachs International	12/2/21	34,964	—
KES	23,000,000	USD	185,484	Citibank, N.A.	12/3/21	19,894	—
MYR	18,351,000	USD	4,367,726	Goldman Sachs International	12/6/21	51,008	—
MYR	9,300,000	USD	2,228,613	Goldman Sachs International	12/7/21	10,665	—
USD	718,907	MYR	3,000,000	Goldman Sachs International	12/7/21	—	(3,440)
PLN	6,800,000	EUR	1,468,012	Citibank, N.A.	12/10/21	4,536	—
PLN	6,939,904	EUR	1,533,850	Citibank, N.A.	12/10/21	—	(36,600)
PLN	9,021,875	EUR	1,994,311	Citibank, N.A.	12/10/21	—	(47,934)
PLN	9,715,865	EUR	2,148,150	Citibank, N.A.	12/10/21	—	(52,119)
PLN	12,027,935	EUR	2,649,607	Citibank, N.A.	12/10/21	—	(53,259)
PLN	13,879,807	EUR	3,065,034	Citibank, N.A.	12/10/21	—	(70,115)
PLN	13,879,807	EUR	3,068,041	Citibank, N.A.	12/10/21	—	(73,594)
PLN	47,300,000	EUR	10,366,441	Standard Chartered Bank	12/10/21	—	(147,922)
PLN	47,700,000	EUR	10,454,798	Standard Chartered Bank	12/10/21	—	(149,973)
PLN	13,879,807	EUR	3,066,547	UBS AG	12/10/21	—	(71,867)
MYR	9,000,000	USD	2,144,644	Goldman Sachs International	12/13/21	22,007	—
PLN	3,170,095	EUR	691,503	Citibank, N.A.	12/20/21	—	(6,600)
PLN	3,200,000	EUR	698,025	Citibank, N.A.	12/20/21	—	(6,660)
PLN	5,318,905	EUR	1,159,384	UBS AG	12/20/21	—	(10,093)
EGP	6,288,589	USD	390,960	Citibank, N.A.	12/28/21	3,473	—
EGP	6,901,411	USD	429,192	Goldman Sachs International	12/28/21	3,679	—
MXN	5,200,000	USD	253,693	Citibank, N.A.	1/21/22	—	(4,244)
USD	89,101	MXN	1,826,326	Citibank, N.A.	1/21/22	1,491	—
HUF	549,399,512	EUR	1,503,077	Citibank, N.A.	1/25/22	17,594	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	706,747,974	EUR	1,941,749	Citibank, N.A.	1/25/22	$13,145	$—
HUF	206,000,000	EUR	566,622	Citibank, N.A.	1/25/22	3,080	—
HUF	1,098,800,000	EUR	3,019,345	UBS AG	1/25/22	19,910	—
EGP	90,020,000	USD	5,596,171	Goldman Sachs International	1/31/22	—	(4,959)
MYR	18,064,420	USD	4,343,975	Barclays Bank PLC	1/31/22	—	(4,244)
KES	30,679,000	USD	259,771	Standard Chartered Bank	2/8/22	10,452	—
KES	33,620,000	USD	288,089	ICBC Standard Bank plc	2/23/22	7,083	—
KES	16,826,000	USD	144,058	ICBC Standard Bank plc	2/23/22	3,668	—
KES	30,470,000	USD	259,761	Standard Chartered Bank	3/2/22	7,353	—
KES	30,400,000	USD	259,718	Standard Chartered Bank	3/4/22	6,668	—
KES	30,780,000	USD	263,685	Standard Chartered Bank	3/8/22	5,799	—
KES	21,400,000	USD	183,062	Standard Chartered Bank	4/1/22	3,339	—
KES	15,900,000	USD	140,484	Standard Chartered Bank	5/11/22	—	(3,154)
KES	25,292,000	USD	222,347	ICBC Standard Bank plc	5/18/22	—	(4,210)
KES	45,200,000	USD	396,144	Standard Chartered Bank	5/20/22	—	(6,463)
KES	45,925,000	USD	401,267	Standard Chartered Bank	6/6/22	—	(6,705)
KES	22,740,000	USD	198,950	Goldman Sachs International	6/8/22	—	(3,660)
KES	45,890,000	USD	401,312	Standard Chartered Bank	6/8/22	—	(7,211)
KES	38,000,000	USD	330,435	Bank of America, N.A.	6/10/22	—	(4,226)
KES	70,000,000	USD	599,315	Standard Chartered Bank	8/10/22	—	(6,236)

						$1,456,280	$(2,249,721)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Depreciation
11/11/21	COP	23,377,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$6,208,005	$(118,908)
11/12/21	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,060,456	(77,364)
11/23/21	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,406,871	(178,982)
11/24/21	COP	62,796,130	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,675,664	(364,580)
11/25/21	COP	13,830,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,672,776	(10,856)
11/29/21	COP	22,400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,948,374	(3,360)
12/2/21	COP	14,933,400	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,965,600	—
12/2/21	COP	31,658,050	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,406,871	—

						$(754,050)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures
Euro-Bobl	(19)	Short	12/8/21	$(2,937,904)	$45,221
Euro-Bund	(181)	Short	12/8/21	(35,176,752)	896,346
Euro-Buxl	(173)	Short	12/8/21	(41,793,488)	175,761
U.S. 5-Year Treasury Note	(976)	Short	12/31/21	(118,828,000)	1,629,651
U.S. 10-Year Treasury Note	(537)	Short	12/21/21	(70,187,578)	1,227,452
U.S. Long Treasury Bond	(5)	Short	12/21/21	(804,219)	12,218
U.S. Ultra-Long Treasury Bond	(198)	Short	12/21/21	(38,888,438)	227,403

					$4,214,052

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	28,283	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$33,252	$—	$33,252
BRL	129,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(239,875)	—	(239,875)
BRL	145,544	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	(276,430)	—	(276,430)
BRL	157,820	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.84% (pays upon termination)	1/3/22	(355,600)	—	(355,600)
BRL	195,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	301,483	—	301,483
BRL	224,207	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	252,178	—	252,178
BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	(138,090)	—	(138,090)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(281,875)	—	(281,875)
BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	418,491	—	418,491
BRL	122,312	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.91% (pays upon termination)	1/2/23	(659,433)	—	(659,433)
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	41,525	—	41,525
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	47,702	—	47,702
COP	3,238,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	35,223	—	35,223
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	68,115	—	68,115

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	$63,749	$—	$63,749
COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	52,180	—	52,180
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	64,733	—	64,733
COP	5,766,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	91,192	—	91,192
COP	6,149,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	109,724	—	109,724
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	120,105	—	120,105
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	115,403	—	115,403
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	106,668	—	106,668
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	101,294	—	101,294
COP	6,541,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	83,604	—	83,604
COP	7,036,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	117,778	—	117,778
COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	144,925	—	144,925
COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	144,191	—	144,191
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(27,371)	—	(27,371)
COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	141,085	—	141,085
COP	32,427,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	541,166	—	541,166
COP	65,491,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,094,373	—	1,094,373
COP	19,292,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	300,847	—	300,847
COP	20,652,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	307,259	—	307,259
COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	192,600	—	192,600
COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	83,352	—	83,352
COP	5,780,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	117,540	—	117,540
COP	6,462,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	130,932	—	130,932

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	$(11,982)	$4,712	$(7,270)
EUR	57	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(1,395)	9	(1,386)
EUR	70	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(358)	—	(358)
KRW	192,866,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(713,337)	—	(713,337)
KRW	257,133,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(947,337)	—	(947,337)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	(2,038)	—	(2,038)
MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	(4,491)	—	(4,491)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	(2,639)	—	(2,639)
MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	(7,638)	—	(7,638)
MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	(2,009)	—	(2,009)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	(2,904)	—	(2,904)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	(3,157)	—	(3,157)
MXN	132,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(195,277)	—	(195,277)
MXN	22,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	8/30/23	(46,919)	—	(46,919)
MXN	67,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.64% (pays monthly)	9/22/23	(151,781)	—	(151,781)
MXN	100,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	10/13/23	(236,211)	—	(236,211)
MXN	90,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.59% (pays monthly)	11/29/23	(232,392)	—	(232,392)
MXN	113,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.41% (pays monthly)	12/21/23	(319,955)	—	(319,955)
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	79,339	—	79,339
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	69,814	(4)	69,810
MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	37,617	—	37,617
MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	143,321	—	143,321
MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,897)	—	(1,897)
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	14,762	409	15,171
MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	17,106	—	17,106
MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	18,530	—	18,530

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	$(15,441)	$—	$(15,441)
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	(41,151)	1,092	(40,059)
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	(46,549)	—	(46,549)
MXN	85,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(341,537)	—	(341,537)
MXN	85,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(342,767)	—	(342,767)
MXN	68,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.56% (pays monthly)	1/20/25	(279,727)	—	(279,727)
MXN	161,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.55% (pays monthly)	1/23/25	(665,632)	—	(665,632)
MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.67% (pays monthly)	2/5/25	(180,038)	—	(180,038)
MXN	150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.60% (pays monthly)	2/5/25	(616,053)	—	(616,053)
MXN	95,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.72% (pays monthly)	2/13/25	(375,998)	—	(375,998)
MXN	112,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	2/25/25	(400,797)	—	(400,797)
MXN	77,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.22% (pays monthly)	3/4/25	(252,008)	—	(252,008)
MXN	56,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(166,659)	—	(166,659)
MXN	31,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.88% (pays monthly)	7/16/25	(131,407)	—	(131,407)
MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	12/23/25	(129,900)	—	(129,900)
MXN	127,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(349,230)	—	(349,230)
MXN	166,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.69% (pays monthly)	6/19/26	(264,503)	—	(264,503)
MXN	57,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.56% (pays monthly)	7/10/26	(105,824)	—	(105,824)
MXN	52,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.43% (pays monthly)	8/10/26	(112,598)	—	(112,598)
MXN	384,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.57% (pays monthly)	9/11/26	(740,359)	—	(740,359)
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	(46,284)	—	(46,284)
MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	(14,176)	—	(14,176)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	(6,495)	—	(6,495)
USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	(4,370)	—	(4,370)
USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(7,910)	—	(7,910)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	$(14,566)	$—	$(14,566)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(21,925)	—	(21,925)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	3,430	—	3,430
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(20,927)	—	(20,927)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(36,859)	—	(36,859)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(20,149)	—	(20,149)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(5,942)	—	(5,942)
USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(3,572)	—	(3,572)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(10,441)	—	(10,441)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	1,092	—	1,092
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	41,234	—	41,234
USD	1,444	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	33,635	—	33,635
USD	1,020	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	27,584	—	27,584
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	7,994	—	7,994
USD	1,247	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(38,863)	—	(38,863)
USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	(2,168)	17,389	15,221
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(26,447)	—	(26,447)
USD	22,300	Receives	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	2/16/31	468,954	—	468,954
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	3/5/50	58,238	—	58,238
USD	240	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	43,138	—	43,138
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(98,743)	109	(98,634)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(147,624)	149	(147,475)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(142,679)	153	(142,526)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(134,653)	158	(134,495)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(148,167)	150	(148,017)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	$(176,965)	$211	$(176,754)
ZAR	91,545	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(173,831)	319	(173,512)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(180,715)	372	(180,343)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(196,817)	362	(196,455)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(85,007)	166	(84,841)
ZAR	95,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	6/24/26	(212,524)	370	(212,154)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(153,831)	329	(153,502)
ZAR	221,146	Pays	3-month ZAR JIBAR (pays quarterly)	5.77% (pays quarterly)	9/3/26	(576,245)	863	(575,382)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(545,742)	904	(544,838)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(610,434)	1,031	(609,403)
ZAR	177,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.46% (pays quarterly)	10/6/26	(161,082)	890	(160,192)

Total						$(7,958,265)	$30,143	$(7,928,122)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Depreciation
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$(2,006)
Bank of America, N.A.	MYR	67,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(389,347)
BNP Paribas	MYR	61,100	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(344,596)
BNP Paribas	MYR	61,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(345,160)
BNP Paribas	MYR	66,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.70% (pays quarterly)	9/17/26	(252,978)
Citibank, N.A.	MYR	23,552	Pays	3-month MYR KLIBOR (pays quarterly)	2.46% (pays quarterly)	7/27/26	(149,271)
Goldman Sachs International	MYR	48,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(270,329)
Goldman Sachs International	MYR	14,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(87,076)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Depreciation
Goldman Sachs International	MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.59% (pays quarterly)	8/24/26	$(52,881)
Standard Chartered Bank	MYR	109,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(596,908)
Standard Chartered Bank	MYR	48,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(286,215)
Standard Chartered Bank	MYR	31,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.91% (pays quarterly)	10/28/26	(55,905)

							$(2,832,672)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$25,813	1.00% (pays quarterly)(1)	12/20/26	2.45%	$(1,766,021)	$1,745,420	$(20,601)
Turkey	470	1.00% (pays quarterly)(1)	12/20/21	2.69	(594)	2,483	1,889

Total	$26,283				$(1,766,615)	$1,747,903	$(18,712)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	5.80%	$(17,544)	$6,825	$(10,719)

Total		$600				$(17,544)	$6,825	$(10,719)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $26,883,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

JIBAR	-	Johannesburg Interbank Average Rate

KLIBOR	-	Kuala Lumpur Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

At October 31,2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At October 31, 2021, the value of the Fund’s investment in affiliated funds was $191,231,366, which represents 15.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$138,923,923	$307,218,376	$(254,910,932)	$446	$(447)	$191,231,366	$33,686	191,231,366

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative contracts, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$19,852,770	$—	$19,852,770
Foreign Corporate Bonds	—	257,461,143	1,034,540	258,495,683
Loan Participation Notes	—	—	18,243,131	18,243,131
Senior Floating-Rate Loans	—	4,320,151	—	4,320,151
Sovereign Government Bonds	—	475,401,092	—	475,401,092
Sovereign Loans	—	45,759,162	—	45,759,162
Short-Term Investments -
Sovereign Government Securities	—	83,931,996	—	83,931,996
U.S. Treasury Obligations	—	50,449,860	—	50,449,860
Affiliated Fund	—	191,231,366	—	191,231,366
Purchased Interest Rate Swaptions	—	10,175	—	10,175
Total Investments	$—	$1,128,417,715	$19,277,671	$1,147,695,386

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$11,584,709	$—	$11,584,709
Futures Contracts	4,214,052	—	—	4,214,052
Swap Contracts	—	6,488,457	—	6,488,457
Total	$4,214,052	$1,146,490,881	$19,277,671	$1,169,982,604

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,457,205)	$—	$(4,457,205)
Non-deliverable Bond Forward Contracts	—	(754,050)	—	(754,050)
Swap Contracts	—	(19,063,553)	—	(19,063,553)
Total	$—	$(24,274,808)	$—	$(24,274,808)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Total
Balance as of July 31, 2021	$885,983	$18,605,918	$19,491,901
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	261,057	(318,539)	(57,482)
Cost of purchases	—	—	—
Proceeds from sales, including return of capital	(112,500)	—	(112,500)
Accrued discount (premium)	—	(44,248)	(44,248)
Transfers to Level 3	—	—	—
Transfers from Level 3	—	—	—

Balance as of October 31, 2021	$1,034,540	$18,243,131	$19,277,671

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2021	$234,297	$(318,539)	$(84,242)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2021:

Type of Investment	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$1,034,540	Matrix Pricing	Credit spread to U.S. Treasury	21.48%	Decrease
Loan Participation Notes	18,243,131	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.93%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.